CMC Fund Trust
                             1300 S.W. Sixth Avenue
                               Portland, OR 97207




                                            December 28, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:      CMC Fund Trust
                         - CMC Small Cap Fund Portfolio
                         - CMC International Stock Fund Portfolio
                         - CMC High Yield Fund Portfolio
                         - CMC Short Term Bond Fund Portfolio
                         - CMC Fixed Income Securities Fund Portfolio
                         - CMC International Bond Fund Portfolio
                         - CMC Small/Mid Cap Fund Portfolio
                  File Nos. 33-30394, 811-5857, CIK 0000854126

         Pursuant to Rule 497 (j) under the Securities Act of 1933, the Registrant certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A for the above Registrant as filed electronically with the Securities and Exchange Commission on December 21, 2000.

         Any questions regarding this transmission can be directed to Mark Wentzien at (503) 795-6397.

                                            Very truly yours,

                                            CMC Fund Trust

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary